SHARE BASED PAYMENTS (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted
		Average	Aggregate
		Exercise Price	Intrinsic Value
	Number	(CAD)	(CAD)
Balance outstanding at March 31, 2015	4,920,000	$1.14	$10,120,000
Exercised	(94,640)	$0.60	-
Granted	1,850,000	$0.88	-

Balance outstanding at March 31, 2016	6,675,360	$1.08	$1,580,883

Balance exercisable at March 31, 2016	4,336,864	$1.16	$1,064,963

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
		Options
		outstanding
		remaining			Number of
Number of		contractual life	Exercise	Grant date fair	options
options	Expiry date	(years)	Price (CAD)	value (CAD)	exercisable

3,520,000	June 18, 2019	3.22	$0.60	$0.26	2,346,669
155,360	June 20, 2019	3.22	$0.60	$0.26	155,360
100,000	July 14, 2017	1.29	$2.52	$1.05	100,000
450,000	December 8, 2019	3.69	$2.92	$1.65	450,000
100,000	December 8, 2019	3.69	$2.92	$1.31	66,667
400,000	December 8, 2019	3.69	$2.96	$1.29	300,000
100,000	March 16, 2020	4.96	$3.20	$1.42	66,667
50,000	August 15, 2015	4.38	$0.98	$0.39	16,667
750,000	October 21, 2020	4.56	$0.87	$0.36	187,500
550,000	October 28, 2020	4.58	$0.84	$0.44	550,000
400,000	October 28,2020	4.58	$0.84	$0.36	64,000
100,000	December 31, 2020	4.76	$1.24	$0.50	33,334
6,675,360					4,336,864

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	March 31, 2016	March 31, 2015

Stock price	$0.82 CAD	$1.85 CAD
Exercise Price	$0.87 CAD	$2.20 CAD
Expected life	3.75 years	3.9 years
Expected volatility	67.85%	67.85%
Risk – free interest rate	0.63%	1.32%
Dividend rate	0.00%	0.00%

Schedule of Non-Employee Share-based Compensation Arrangements Fair Values [Table Text Block]
	Year ended March 31, 2016 $	Year ended March 31, 2015 $

Fair value of non-employee options, beginning of the period	1,581,444	-
Issuance	-	767,879
Reallocation of vested non-employee options	690,885	74,190
Change in fair value of non-employee stock options during the period	(1,751,150)	739,375

Fair value of non-employee options, end of the period	521,179	1,581,444

Schedule Of Non-Employee Stock Options Awards Valuation Assumptions [Table Text Block]
	March 31, 2016	March 31, 2015

Stock price	$0.97 CAD	$3.20 CAD
Exercise Price	$1.52 CAD	$1.90 CAD
Expected life	3.23 years	4.24 years
Expected volatility	84.62%	67.85%
Risk – free interest rate	0.53%	1.31%
Dividend rate	0.00%	0.00%

Share-Based Payments Classified in the Companys Statement of Operations and Comprehensive Loss [Table Text Block]
	Year ended March 31, 2016 $	Year ended March 31, 2015 $

Consulting fees	239,064	1,167,281
Research and development	158,396	721,601
Wages and salaries	833,790	451,994

	1,231,250	2,340,876